Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
During the periods presented in the consolidated and combined financial statements, Elanco was generally included in the tax grouping of other Lilly entities within the respective entity's tax jurisdiction; however, in certain jurisdictions, Elanco filed separate tax returns. The income tax (benefit)/expense included in these consolidated and combined financial statements has been calculated using the separate return basis, as if Elanco filed separate tax returns.
2017 Tax Act
In December 2017, the President of the U.S. signed into law the Tax Cuts and Jobs Act (2017 Tax Act). The 2017 Tax Act includes significant changes to the U.S. corporate income tax system, such as the reduction in the corporate income tax rate from 35 percent to 21 percent, transition to a territorial tax system, changes to business related exclusions, deductions and credits, and modifications to international tax provisions, including a one-time repatriation transition tax (also known as the ‘Toll Tax’) on unremitted foreign earnings.
GAAP requires that the income tax accounting effects from a change in tax laws or tax rates be recognized in continuing operations in the reporting period that includes the enactment date of the change. These effects include, among other things, re-measuring deferred tax assets and liabilities, evaluating deferred tax assets for valuation allowances and assessing the impact of the Toll Tax and certain other provisions of the 2017 Tax Act. Our accounting for the tax effects of the enactment of the 2017 Tax Act was not complete as of December 31, 2017; however, in certain cases, we made a reasonable estimate. In other cases, we were unable to make a reasonable estimate and continued to account for those items based on our existing accounting model under ASC 740, Income Taxes and the provisions of the tax laws that were in effect immediately prior to enactment. For the items for which we were able to make a reasonable estimate, we recorded a provisional tax benefit of $33.1 million in 2017 related to the impacts of the 2017 Tax Act.
We finalized our accounting for the tax effects of the 2017 Tax Act during 2018. No material adjustments to income tax expense (benefit) were recorded. We expect that further guidance will continue to be issued in 2019 which may impact our interpretations of the 2017 Tax Act and could materially affect the estimates used. The 2017 Tax Act also includes a new U.S. minimum tax, global intangible low-taxed income (GILTI), on the earnings of our foreign subsidiaries. We have elected to account for the tax related to GILTI as a period cost in the year the tax is incurred.
Deferred taxes are recognized for the future tax effects of temporary differences between financial and income tax reporting based on enacted tax laws and rates. We recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate resolution.
Following is the composition of income (loss) before income tax expense (benefit):

	2018	2017	2016
Federal	$12.2	$(133.2)	$(12.5)
Foreign	101.9	(99.4)	(9.9)
Income (loss) before income taxes	$114.1	$(232.6)	$(22.4)

Following is the composition of income tax expense (benefit):

	2018	2017	2016
Current:
Federal	$45.1	$—	$—
Foreign	45.5	91.6	31.1
State	(2.3)	(0.1)	0.3
Total current tax expense	88.3	91.5	31.4
Deferred:
Federal	(56.8)	42.6	18.4
Foreign	(5.6)	(16.6)	(26.8)
State	1.7	(6.3)	2.5
2017 Tax Act	—	(33.1)	—
Total deferred tax benefit	(60.7)	(13.4)	(5.9)
Income taxes	$27.6	$78.1	$25.5

Significant components of our deferred tax assets and liabilities as of December 31 are as follows:

	2018	2017
Deferred tax assets:
Compensation and benefits	$32.2	$34.8
Accruals and reserves	47.8	12.0
Tax credit carryovers	1.9	19.2
Tax loss carryovers	21.7	144.9
Other	23.5	26.6
Total gross deferred tax assets	127.1	237.5
Valuation allowances	(21.4)	(127.7)
Total deferred tax assets	105.7	109.8
Deferred tax liabilities:
Intangibles	(130.8)	(165.2)
Property and equipment	(50.8)	(43.1)
Other	(2.7)	(7.4)
Total deferred tax liabilities	(184.3)	(215.7)
Deferred tax liabilities - net	$(78.6)	$(105.9)

Deferred tax assets and liabilities reflect the impact of re-measurement resulting from the 2017 Tax Act.
The deferred tax assets and related valuation allowance amounts for U.S. federal and state net operating losses and tax credits shown above have been reduced for differences between financial reporting and tax return filings.
At December 31, 2018, we have tax credit carryovers of $6.5 million available to reduce future income taxes. The amount is comprised of foreign and state credits. Foreign credits total $4.1 million and if unused, will expire beginning in 2032. State tax credits of $2.4 million are fully reserved.
At December 31, 2018, we had net operating loss carryovers and other carryovers for international and U.S. state income tax purposes of $156.2 million: $84.6 million will expire by 2023; $65.0 million will expire by 2025; and $1.6 million of the carryovers will never expire. Net operating losses and other carryovers for international and U.S. state income tax purposes are partially reserved. Deferred tax assets related to state net operating losses of $4.9 million are fully reserved.
The movements in the valuation allowance are as follows:

	2018	2017
January 1	$(127.7)	$(39.1)
Adjustment related to Separation	110.4	—
January 1	(17.3)	(39.1)
Increase	(5.8)	(97.4)
Release	1.7	8.8
December 31	$(21.4)	$(127.7)

Prior to the IPO, we prepared the income tax amounts and balances based upon a separate return methodology, as if we were separate taxpayers from Lilly.  As a result, certain tax credit and net operating loss carryovers are not available for use in future periods as they were used in Lilly consolidated or combined tax return filings. Accordingly, as a result of the Separation, the tax credit and net operating loss carryovers and related valuation allowance have been adjusted to reflect the balance after Separation. These adjustments had no impact on income tax expense in the consolidated and combined financial statements. The separation entries related to the valuation allowance were offset by $133.7 million, prior to tax effect, of separation entries related to the removal of the net operating losses.
The 2017 Tax Act introduced international tax provisions that significantly change the U.S. taxation of foreign earnings.  At December 31, 2018, no U.S. taxes or foreign withholding taxes have been accrued with respect to the $464.5 million in unremitted earnings of our foreign subsidiaries as they are considered indefinitely reinvested for continued use in our foreign operations. It is not practicable to determine the unrecognized deferred tax liability related to these earnings.
Cash payments of income taxes were as follows:

	2018	2017	2016
Cash payments of income taxes	$26.9	$35.7	$53.6

The following is a reconciliation of the income tax expense (benefit) applying the U.S. federal statutory rate to income before income taxes to reported income tax expense:

	2018	2017	2016
Income tax at the U.S. federal statutory tax rate	$24.0	$(81.4)	$(7.8)
Add (deduct):
International operations and change in foreign tax rates	11.5	55.6	8.4
State taxes	4.4	5.4	2.8
Income tax credits	(17.3)	(1.8)	(1.7)
Foreign inclusion items	9.0	4.2	2.4
IPO and separation costs	2.3	—	—
Other permanent adjustments	0.9	1.6	0.2
Change in uncertain tax positions	(1.7)	6.2	5.2
Change in valuation allowance	(1.7)	122.2	18.1
2017 Tax Act	—	(33.1)	—
Other	(3.8)	(0.8)	(2.1)
Income taxes	$27.6	$78.1	$25.5

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

	2018	2017	2016
Beginning balance at January 1	$29.6	$25.7	$25.5
Adjustments related to Separation	(17.6)	—	—
Beginning balance at January 1	12.0	25.7	25.5
Additions based on tax positions related to the current year	2.2	7.9	7.4
Additions for tax positions of prior years	4.0	—	—
Settlements	(3.0)	(4.0)	(7.1)
Changes related to the impact of foreign currency translation	(0.5)	—	(0.1)
Ending balance at December 31	$14.7	$29.6	$25.7

The total amount of unrecognized tax benefits that, if recognized, would affect tax expense by $12.8 million and $29.6 million at December 31, 2018 and 2017, respectively. There are $1.9 million of 2018 unrecognized tax benefits which related to temporary differences which would not, if recognized, impact the effective tax rate. Adjustments related to the Separation represent unrecognized tax benefits assumed by Lilly in the Separation and have no impact on income tax expense in the consolidated and combined financial statements.
We file income tax returns in the U.S. federal jurisdiction and various state, local and non-U.S. jurisdictions. Certain of these income tax returns are filed on a consolidated or combined basis with Eli Lilly and Company and/or its subsidiaries.
We are included in Lilly's U.S. tax examinations by the Internal Revenue Service.  Pursuant to the Tax Matters Agreement we executed with Lilly in connection with the IPO, the liabilities or potential refunds attributable to pre-IPO periods in which Elanco was included in a Lilly consolidated or combined tax return remain with Lilly. Consequently, although a U.S. examination of tax years 2013-2015 is currently in progress, the resulting adjustments, if any, will not require any cash tax payments by Elanco. We are not otherwise subject to U.S. federal, state and local, or non-U.S. income tax examinations in most major taxing jurisdictions for years before 2013.
We recognize both accrued interest and penalties related to unrecognized tax benefits in income tax expense (benefit). We recognized income tax expense (benefit) related to interest and penalties as follows:

	2018	2017	2016
Income tax expense (benefit)	$(2.5)	$2.5	$5.5

At December 31, 2018 and 2017, our accruals for the payment of interest and penalties totaled $13.3 million and $15.7 million, respectively.